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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5032

BARON INVESTMENT FUNDS TRUST

(Exact name of registrant as specified in charter)

767 Fifth Avenue, 49th Floor, New York, NY 10153

(Address of Principal Executive Offices) (Zip Code)

Patrick M. Patalino, Esq.

c/o Baron Investment Funds Trust

767 Fifth Avenue, 49th Floor,

New York, NY 10153

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-583-2000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

SEC 2455 (8-05)

Item 1. Schedule of Investments

Baron Asset Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2009 (UNAUDITED)

Shares		Cost	Value
Common Stocks (97.19%)
Consumer Discretionary (19.20%)
	Advertising (1.56%)
1,400,000	Lamar Advertising Co., Cl A1	$77,994,690	$43,526,000

	Apparel Retail (1.16%)
925,000	Urban Outfitters, Inc.[1]	15,117,011	32,365,750

	Apparel, Accessories & Luxury Goods (2.54%)
875,000	Polo Ralph Lauren Corp., Cl A	17,007,094	70,857,500

	Automotive Retail (0.44%)
500,000	CarMax, Inc.[1]	5,701,415	12,125,000

	Broadcasting (0.77%)
700,000	Discovery Communications, Inc., Cl A1	17,506,209	21,469,000

	Casinos & Gaming (1.20%)
575,000	Wynn Resorts, Ltd.	1,910,069	33,482,250

	Education Services (2.95%)
1,450,000	DeVry, Inc.	15,178,463	82,258,500

	Homebuilding (0.20%)
300,000	Toll Brothers, Inc.[1]	5,938,441	5,643,000

	Hotels, Resorts & Cruise Lines (1.77%)
850,000	Choice Hotels Intl., Inc.	4,185,563	26,911,000
750,000	Hyatt Hotels Corp., Cl A1	20,908,448	22,357,500

		25,094,011	49,268,500

	Internet Retail (0.94%)
120,000	priceline.com, Inc.[1]	19,562,727	26,220,000

	Leisure Facilities (2.77%)
2,047,411	Vail Resorts, Inc.[1,4]	40,746,383	77,392,136

	Restaurants (0.17%)
225,000	Cheesecake Factory, Inc.[1]	4,413,225	4,857,750

	Specialty Stores (2.73%)
1,250,000	Dick’s Sporting Goods, Inc.[1]	35,113,986	31,087,500
1,050,000	Tiffany & Co.	33,710,690	45,150,000

		68,824,676	76,237,500

Total Consumer Discretionary		314,994,414	535,702,886

Energy (9.30%)
	Oil & Gas Drilling (1.50%)
1,050,000	Helmerich & Payne, Inc.	33,232,083	41,874,000

	Oil & Gas Equipment & Services (2.23%)
220,000	Core Laboratories N.V.[2]	30,622,516	25,986,400
475,000	SEACOR Holdings, Inc.[1]	13,577,969	36,218,750

		44,200,485	62,205,150

	Oil & Gas Exploration & Production (3.70%)
450,000	Ultra Petroleum Corp.[1,2]	19,374,248	22,437,000
135,000	Whiting Petroleum Corp.[1]	9,026,247	9,645,750
1,525,000	XTO Energy, Inc.	7,633,336	70,958,250

		36,033,831	103,041,000

	Oil & Gas Storage & Transportation (1.87%)
2,300,000	Southern Union Co.	30,218,480	52,210,000

Total Energy		143,684,879	259,330,150

Financials (18.92%)
	Asset Management & Custody Banks (3.90%)
2,089,799	Eaton Vance Corp.	54,642,489	63,550,787
850,000	T. Rowe Price Group, Inc.	23,450,029	45,262,500

		78,092,518	108,813,287

Shares		Cost	Value
Common Stocks (continued)
Financials (continued)
	Insurance Brokers (0.64%)
1,000,000	Brown & Brown, Inc.	$19,630,387	$17,970,000

	Investment Banking & Brokerage (4.52%)
6,700,000	Charles Schwab Corp.	14,065,115	126,094,000

	Office REIT’s (1.89%)
173,000	Alexander’s, Inc.[1,5]	10,028,620	52,664,660

	Real Estate Services (1.93%)
3,975,000	CB Richard Ellis Group, Inc., Cl A1	61,995,665	53,940,750

	Reinsurance (2.57%)
1,000,000	Arch Capital Group, Ltd.[1,2]	33,841,383	71,550,000

	Specialized Finance (3.47%)
165,000	CME Group, Inc., Cl A	11,663,277	55,431,750
1,300,000	MSCI, Inc., Cl A1	39,123,416	41,340,000

		50,786,693	96,771,750

Total Financials		268,440,381	527,804,447

Health Care (16.11%)
	Health Care Distributors (1.32%)
700,000	Henry Schein, Inc.[1]	19,695,529	36,820,000

	Health Care Equipment (4.03%)
1,450,000	IDEXX Laboratories, Inc.[1]	60,164,185	77,488,000
115,000	Intuitive Surgical, Inc.[1]	13,186,811	34,881,800

		73,350,996	112,369,800

	Health Care Facilities (3.24%)
1,450,000	Community Health Systems, Inc.[1]	44,168,918	51,620,000
1,550,000	VCA Antech, Inc.[1]	50,609,901	38,626,000

		94,778,819	90,246,000

	Health Care Supplies (1.44%)
900,000	DENTSPLY International, Inc.	19,319,005	31,653,000
200,000	Gen-Probe, Inc.[1,5]	8,252,158	8,580,000

		27,571,163	40,233,000

	Life Sciences Tools & Services (6.08%)
1,025,000	Covance, Inc.[1]	59,353,059	55,934,250
400,000	Mettler-Toledo International, Inc.[1]	26,298,875	41,996,000
275,000	Millipore Corp.[1]	18,299,594	19,896,250
200,000	Techne Corp.	10,271,257	13,712,000
800,000	Thermo Fisher Scientific, Inc.[1]	23,037,359	38,152,000

		137,260,144	169,690,500

Total Health Care		352,656,651	449,359,300

Industrials (18.09%)
	Aerospace & Defense (0.89%)
225,000	Precision Castparts Corp.	14,063,935	24,828,750

	Air Freight & Logistics (4.84%)
1,500,000	C. H. Robinson Worldwide, Inc.	27,854,391	88,095,000
1,350,000	Expeditors International of Washington, Inc.	38,607,966	46,885,500

		66,462,357	134,980,500

	Construction & Engineering (1.35%)
200,015	AECOM Technology Corp.[1]	4,918,397	5,500,413
1,550,000	Quanta Services, Inc.[1]	39,711,495	32,302,000

		44,629,892	37,802,413

	Diversified Support Services (2.69%)
1,150,000	Copart, Inc.[1]	42,059,264	42,124,500
1,472,043	Ritchie Bros. Auctioneers, Inc.[2]	36,592,917	33,017,924

		78,652,181	75,142,424

	Environmental & Facilities Services (2.74%)
1,250,000	Covanta Holding Corp.[1]	28,928,444	22,612,500
975,000	Stericycle, Inc.[1]	28,948,289	53,790,750

		57,876,733	76,403,250

See Notes to Schedules of Investments.

Baron Asset Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2009 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Industrials (continued)
	Human Resource & Employment Services (0.96%)
1,000,000	Robert Half Intl., Inc.	$972,552	$26,730,000

	Research & Consulting Services (1.81%)
650,000	Equifax, Inc.	21,482,511	20,078,500
1,000,000	Verisk Analytics, Inc., Cl A1	24,986,130	30,280,000

		46,468,641	50,358,500

	Trading Companies & Distributors (2.81%)
1,400,000	Fastenal Co.	56,021,319	58,296,000
425,000	MSC Industrial Direct Co., Inc., Cl A	19,842,798	19,975,000

		75,864,117	78,271,000

Total Industrials		384,990,408	504,516,837

Information Technology (10.50%)
	Application Software (3.56%)
575,000	ANSYS, Inc.[1]	15,734,803	24,989,500
325,000	Citrix Systems, Inc.[1]	12,503,359	13,523,250
925,000	FactSet Research Systems, Inc.	53,842,905	60,929,750

		82,081,067	99,442,500

	Electronic Equipment & Instruments (1.00%)
850,000	FLIR Systems, Inc.[1]	18,928,164	27,812,000

	IT Consulting & Other Services (5.94%)
700,000	Equinix, Inc.[1,5]	56,983,955	74,305,000
2,700,000	Gartner, Inc.[1]	64,061,529	48,708,000
2,250,000	SAIC, Inc.[1]	39,479,479	42,615,000

		160,524,963	165,628,000

Total Information Technology		261,534,194	292,882,500

Materials (2.33%)
	Industrial Gases (0.85%)
500,000	Airgas, Inc.	20,142,639	23,800,000

	Metal & Glass Containers (0.28%)
300,000	Crown Holdings, Inc.[1]	8,484,333	7,674,000

	Specialty Chemicals (1.20%)
750,000	Ecolab, Inc.	25,931,428	33,435,000

Total Materials		54,558,400	64,909,000

Telecommunication Services (2.74%)
	Wireless Telecommunication Services (2.74%)
625,000	NII Holdings, Inc.[1]	23,867,021	20,987,500
1,625,000	SBA Communications Corp., Cl A1	53,434,220	55,510,000

Total Telecommunication Services		77,301,241	76,497,500

Total Common Stocks		1,858,160,568	2,711,002,620

Shares		Cost	Value
Private Equity Investments (1.35%)
Consumer Discretionary (0.75%)
	Education Services (0.00%)
105,264	Apollo International, Inc. S-A Conv. Pfd.[1,3,4,5]	$800,006	$0

	Hotels, Resorts & Cruise Lines (0.75%)
5,200,000	Kerzner Intl. Holdings, Ltd., Cl A1,2,3,5	52,000,000	20,800,000

Total Consumer Discretionary		52,800,006	20,800,000

Financials (0.60%)
	Asset Management & Custody Banks (0.60%)
5,600,004	Windy City Investments Holdings LLC[1,3,5]	31,960,710	16,800,011

Total Private Equity Investments		84,760,716	37,600,011

Principal Amount
Short Term Investments (1.62%)
$45,304,851	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2009, 0.00% due 01/04/2010; Proceeds at maturity – $45,304,851; (Fully collateralized by U.S. Treasury Note, 1.375% due 04/15/2012; Market value – $41,909,513 and U.S. Treasury Note, 2.625% due 12/31/14; Market value $5,662,913)	45,304,851	45,304,851

Total Investments (100.16%)		$1,988,226,135	2,793,907,482

Liabilities Less Cash and Other Assets (-0.16%)			(4,464,116)

Net Assets			$2,789,443,366

Retail Shares (Equivalent to $46.21 per share based on 56,859,123 shares outstanding)			$2,627,192,835

Institutional Shares (Equivalent to $46.26 per share based on 3,507,013 shares outstanding)			$162,250,531

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At December 31, 2009, the market value of restricted and fair valued securities amounted to $37,600,011 or 1.35% of Net Assets. None of these securities are deemed liquid. See Note 5.
[4]	See Note 6 regarding “affiliated” companies.
[5]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2009 (UNAUDITED)

Shares		Cost	Value
Common Stocks (94.97%)
Consumer Discretionary (26.98%)
	Advertising (0.59%)
1,050,000	Lamar Advertising Co., Cl A1	$13,820,286	$32,644,500

	Apparel Retail (2.45%)
3,024,902	J. Crew Group, Inc.[1]	95,586,620	135,334,115

	Apparel, Accessories & Luxury Goods (1.01%)
2,050,000	Under Armour, Inc., Cl A1	74,316,061	55,903,500

	Automotive Retail (1.08%)
650,000	CarMax, Inc.[1]	6,333,646	15,762,500
2,875,000	Penske Automotive Group, Inc.[1]	55,268,906	43,642,500

		61,602,552	59,405,000

	Casinos & Gaming (1.34%)
2,725,000	Penn National Gaming, Inc.[1]	76,692,993	74,065,500

	Distributors (1.93%)
5,450,010	LKQ Corp.[1]	75,949,765	106,765,696

	Education Services (7.44%)
3,844,400	Anhanguera Educacional Participacoes SA1,2	50,264,040	54,916,846
3,650,000	DeVry, Inc.[4]	61,225,399	207,064,500
700,000	Strayer Education, Inc.	57,859,739	148,743,000

		169,349,178	410,724,346

	Home Furnishings (0.65%)
750,000	Mohawk Industries, Inc.[1]	21,617,679	35,700,000

	Hotels, Resorts & Cruise Lines (1.72%)
3,000,000	Choice Hotels Intl., Inc.[4]	74,119,736	94,980,000

	Internet Retail (0.92%)
800,000	Blue Nile, Inc.[1,4]	23,190,333	50,664,000

	Leisure Facilities (1.30%)
1,900,000	Vail Resorts, Inc.[1,4]	51,691,238	71,820,000

	Publishing (2.23%)
750,000	Interactive Data Corp.	17,054,327	18,975,000
2,154,552	Morningstar, Inc.[1]	62,871,270	104,151,044

		79,925,597	123,126,044

	Restaurants (2.07%)
550,000	Cheesecake Factory, Inc.[1]	10,914,838	11,874,500
950,000	Panera Bread Co., Cl A1	36,153,944	63,621,500
800,000	Peet’s Coffee & Tea, Inc.[1,4]	18,562,773	26,664,000
1,200,000	Sonic Corp.[1]	24,979,672	12,084,000

		90,611,227	114,244,000

	Specialty Stores (2.25%)
5,000,000	Dick’s Sporting Goods, Inc.[1]	86,074,246	124,350,000

Total Consumer Discretionary		994,547,511	1,489,726,701

Consumer Staples (5.93%)
	Food Retail (1.24%)
2,500,000	Whole Foods Market, Inc.[1]	26,495,087	68,625,000

	Household Products (1.64%)
1,500,000	Church & Dwight Co., Inc.	55,187,334	90,675,000

	Packaged Foods & Meats (3.05%)
68,223	Diamond Foods, Inc.	2,035,634	2,424,646
4,200,000	Dole Food Co., Inc.[1]	51,428,787	52,122,000
1,400,000	Ralcorp Holdings, Inc.[1]	53,671,573	83,594,000
200,000	Seneca Foods Corp., Cl A1	4,400,000	4,774,000
650,000	TreeHouse Foods, Inc.[1]	22,116,719	25,259,000

		133,652,713	168,173,646

Total Consumer Staples		215,335,134	327,473,646

Shares		Cost	Value
Common Stocks (continued)
Energy (11.11%)
	Oil & Gas Drilling (0.87%)
1,200,000	Helmerich & Payne, Inc.	$27,232,555	$47,856,000

	Oil & Gas Equipment & Services (4.37%)
300,000	CARBO Ceramics, Inc.	19,712,624	20,451,000
694,136	Core Laboratories N.V.[2]	43,036,240	81,991,344
950,000	FMC Technologies, Inc.[1]	9,507,185	54,948,000
1,100,000	SEACOR Holdings, Inc.[1,4]	79,415,883	83,875,000

		151,671,932	241,265,344

	Oil & Gas Exploration & Production (4.39%)
400,000	Atlas Energy, Inc.	9,852,974	12,068,000
250,000	Brigham Exploration Co.[1]	3,613,792	3,387,500
775,463	Concho Resources, Inc.[1]	22,257,149	34,818,289
2,800,000	Encore Acquisition Co.[1,4]	46,692,595	134,456,000
470,000	Range Resources Corp.	7,998,367	23,429,500
1,000,000	St. Mary Land & Exploration Co.	34,538,028	34,240,000

		124,952,905	242,399,289

	Oil & Gas Storage & Transportation (1.48%)
3,600,000	Southern Union Co.	48,544,865	81,720,000

Total Energy		352,402,257	613,240,633

Financials (10.50%)
	Asset Management & Custody Banks (1.17%)
500,000	Cohen & Steers, Inc.	6,508,019	11,420,000
1,750,000	Eaton Vance Corp.	31,702,091	53,217,500

		38,210,110	64,637,500

	Investment Banking & Brokerage (1.01%)
175,000	Greenhill & Co., Inc.	13,286,675	14,042,000
1,750,000	Jefferies Group, Inc.[1]	17,879,692	41,527,500

		31,166,367	55,569,500

	Office REIT’s (1.04%)
135,500	Alexander’s, Inc.[1,5]	28,639,989	41,248,910
1,125,000	Douglas Emmett, Inc.	9,868,662	16,031,250

		38,508,651	57,280,160

	Real Estate Services (0.54%)
2,200,000	CB Richard Ellis Group, Inc., Cl A1	13,827,634	29,854,000

	Reinsurance (2.07%)
1,600,000	Arch Capital Group, Ltd.[1,2]	49,270,621	114,480,000

	Specialized Finance (3.08%)
600,000	Interactive Brokers Group, Inc., Cl A1	10,417,843	10,632,000
3,771,933	MSCI, Inc., Cl A1	82,675,301	119,947,469
2,500,000	RiskMetrics Group, Inc.[1,5]	52,397,200	39,775,000

		145,490,344	170,354,469

	Specialized REIT’s (1.59%)
775,000	Alexandria Real Estate Equities, Inc.[5]	29,669,521	49,824,750
750,000	Digital Realty Trust, Inc.[5]	26,268,348	37,710,000

		55,937,869	87,534,750

Total Financials		372,411,596	579,710,379

Health Care (16.51%)
	Health Care Distributors (0.17%)
400,000	PSS World Medical, Inc.[1]	8,010,336	9,028,000

	Health Care Equipment (4.25%)
1,950,000	Edwards Lifesciences Corp.[1]	57,835,761	169,357,500
1,225,000	IDEXX Laboratories, Inc.[1]	41,842,292	65,464,000

		99,678,053	234,821,500

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2009 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Health Care (continued)
	Health Care Facilities (3.83%)
3,900,000	Community Health Systems, Inc.[1]	$78,526,524	$138,840,000
540,256	Skilled Healthcare Group, Inc., Cl A1	8,237,809	4,024,907
1,250,000	Sun Healthcare Group, Inc.[1]	15,438,991	11,462,500
2,300,000	VCA Antech, Inc.[1]	64,291,084	57,316,000

		166,494,408	211,643,407

	Health Care Services (0.70%)
600,000	Chemed Corp.	21,302,479	28,782,000
365,224	Emdeon, Inc., Cl A1	5,979,955	5,569,666
125,000	IPC The Hospitalist Co., Inc.[1]	2,062,500	4,156,250

		29,344,934	38,507,916

	Health Care Supplies (0.99%)
1,225,000	Gen-Probe, Inc.[1,5]	51,213,196	52,552,500
87,500	Neogen Corp.[1]	2,006,738	2,065,875

		53,219,934	54,618,375

	Life Sciences Tools & Services (5.29%)
1,600,000	Charles River Laboratories Intl., Inc.[1]	45,694,611	53,904,000
950,000	Covance, Inc.[1]	35,390,335	51,841,500
1,200,000	Mettler-Toledo International, Inc.[1]	73,415,860	125,988,000
880,943	Techne Corp.	46,631,249	60,397,452

		201,132,055	292,130,952

	Managed Health Care (1.28%)
2,625,000	AMERIGROUP Corp.[1,4]	45,833,394	70,770,000

Total Health Care		603,713,114	911,520,150

Industrials (10.99%)
	Aerospace & Defense (0.26%)
525,000	Stanley, Inc.[1]	13,496,743	14,390,250

	Construction & Engineering (1.74%)
3,500,000	AECOM Technology Corp.[1]	78,998,559	96,250,000

	Construction & Farm Machinery & Heavy Trucks (0.05%)
234,399	American Railcar Industries, Inc.	5,090,540	2,583,077

	Diversified Support Services (3.16%)
2,725,000	Copart, Inc.[1]	69,029,357	99,816,750
3,320,227	Ritchie Bros. Auctioneers, Inc.[2]	76,748,114	74,472,692

		145,777,471	174,289,442

	Environmental & Facilities Services (1.43%)
2,900,000	Tetra Tech, Inc.[1]	73,198,443	78,793,000

	Industrial Machinery (1.07%)
300,000	Kennametal, Inc.	5,161,373	7,776,000
650,000	Valmont Industries, Inc.	53,758,838	50,992,500

		58,920,211	58,768,500

	Railroads (1.18%)
2,000,000	Genesee & Wyoming, Inc., Cl A1	32,221,169	65,280,000

	Research & Consulting Services (1.26%)
925,000	CoStar Group, Inc.[1]	39,770,735	38,637,250
400,000	IHS, Inc., Cl A1	16,387,387	21,924,000
600,000	Mistras Group, Inc.[1]	7,563,468	9,036,000

		63,721,590	69,597,250

	Trading Companies & Distributors (0.51%)
600,000	MSC Industrial Direct Co., Inc., Cl A	21,427,055	28,200,000

	Trucking (0.33%)
475,000	Landstar System, Inc.	11,073,375	18,415,750

Total Industrials		503,925,156	606,567,269

Shares		Cost	Value
Common Stocks (continued)
Information Technology (9.74%)
	Application Software (5.66%)
700,000	Advent Software, Inc.[1]	$26,532,888	$28,511,000
2,250,000	ANSYS, Inc.[1]	54,764,730	97,785,000
700,000	Blackboard, Inc.[1]	28,587,613	31,773,000
1,100,000	Concur Technologies, Inc.[1]	24,703,047	47,025,000
1,635,000	FactSet Research Systems, Inc.	82,436,633	107,697,450

		217,024,911	312,791,450

	Internet Software & Services (1.05%)
1,500,000	WebMD Health Corp., Cl A1	44,434,390	57,735,000

	IT Consulting & Other Services (3.03%)
1,029,268	Equinix, Inc.[1,5]	33,364,684	109,256,798
3,000,000	Gartner, Inc.[1]	49,076,692	54,120,000
100,000	Telvent GIT SA2	3,647,122	3,898,000

		86,088,498	167,274,798

Total Information Technology		347,547,799	537,801,248

Telecommunication Services (1.09%)
	Wireless Telecommunication Services (1.09%)
1,765,015	SBA Communications Corp., Cl A1	7,768,187	60,292,912

Utilities (2.12%)
	Electric Utilities (2.12%)
2,250,000	ITC Holdings Corp.	69,934,399	117,202,500

Total Common Stocks		3,467,585,153	5,243,535,438

Private Equity Investments (0.64%)
Consumer Discretionary (0.54%)
	Hotels, Resorts & Cruise Lines (0.54%)
7,400,000	Kerzner Intl. Holdings, Ltd., Cl A1,2,3,5	74,000,000	29,600,000

Financials (0.10%)
	Asset Management & Custody Banks (0.10%)
1,885,000	Windy City Investments Holdings LLC[1,3,5]	7,748,686	5,655,000

Total Private Equity Investments		81,748,686	35,255,000

Warrants (0.00%)
Consumer Discretionary (0.00%)
	Restaurants (0.00%)
82,905	Krispy Kreme Doughnuts, Inc. Warrants, Exp 03/02/2012[1]	0	4,974

Principal Amount
Convertible Bonds (0.08%)
Consumer Discretionary (0.08%)
	Automotive Retail (0.08%)
$4,100,000	Penske Automotive Group, Inc., 3.50% due 04/01/2026[5]	2,902,197	4,156,375

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2009 (UNAUDITED)

Principal Amount		Cost	Value
Corporate Bonds (0.43%)
Consumer Discretionary (0.43%)
	Casinos & Gaming (0.43%)
$23,694,000	Wynn Las Vegas, LLC, AD7, 6.625% due 12/01/2014[5]	$23,694,000	$23,012,797
1,050,000	Wynn Las Vegas, LLC, AK1, 6.625% due 12/01/2014[5]	1,050,000	1,019,813

Total Corporate Bonds		24,744,000	24,032,610

Short Term Investments (3.91%)
215,801,320	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2009, 0.00% due 01/04/2010; Proceeds at maturity – $215,801,320; (Fully collateralized by U.S. Treasury Note, 1.375% due 04/15/2012; Market value – $32,917,088 and U.S. Treasury Note, 1.00% due 12/31/2011; Market value – $193,675,981)	215,801,320	215,801,320

Total Investments (100.03%)		$3,792,781,356	5,522,785,717

Liabilities Less Cash and Other Assets (-0.03%)			(1,741,115)

Net Assets			$5,521,044,602

Retail Shares (Equivalent to $41.31 per share based on 123,633,453 shares outstanding)			$5,107,495,956

Institutional Shares (Equivalent to $41.37 per share based on 9,997,005 shares outstanding)			$413,548,646

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At December 31, 2009, the market value of restricted and fair valued securities amounted to $35,255,000 or 0.64% of Net Assets. None of these securities are deemed liquid. See Note 5.
[4]	See Note 6 regarding “affiliated” companies.
[5]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2009 (UNAUDITED)

Shares		Cost	Value
Common Stocks (94.83%)
Consumer Discretionary (20.72%)
	Advertising (1.31%)
2,400,000	National CineMedia, Inc.[4]	$51,159,417	$39,768,000

	Apparel Retail (3.45%)
1,750,000	J. Crew Group, Inc.[1]	48,150,685	78,295,000
750,000	Urban Outfitters, Inc.[1]	10,990,211	26,242,500

		59,140,896	104,537,500

	Apparel, Accessories & Luxury Goods (3.01%)
1,300,000	Fossil, Inc.[1]	32,063,871	43,628,000
3,750,000	Iconix Brand Group, Inc.[1,4,5]	60,541,075	47,437,500

		92,604,946	91,065,500

	Casinos & Gaming (3.19%)
2,700,000	Penn National Gaming, Inc.[1]	70,573,760	73,386,000
400,000	Wynn Resorts, Ltd.	4,213,528	23,292,000

		74,787,288	96,678,000

	Computer & Electronics Retail (1.09%)
1,500,000	hhgregg, Inc.[1]	25,839,828	33,045,000

	Education Services (3.61%)
500,000	American Public Education, Inc.[1]	15,772,449	17,180,000
350,000	Capella Education Co.[1]	12,268,802	26,355,000
308,808	Strayer Education, Inc.	27,539,086	65,618,612

		55,580,337	109,153,612

	Hotels, Resorts & Cruise Lines (1.65%)
650,000	Gaylord Entertainment Co.[1]	18,665,587	12,837,500
3,060,000	Great Wolf Resorts, Inc.[1,4]	55,012,502	7,252,200
20,000,000	Mandarin Oriental International, Ltd.[2]	40,047,095	29,746,000

		113,725,184	49,835,700

	Internet Retail (0.46%)
1,335,738	Vitacost.com, Inc.[1]	14,444,508	13,918,390

	Movies & Entertainment (1.18%)
1,500,000	Liberty Media Corp. – Capital, Series A1	24,179,193	35,820,000

	Restaurants (1.77%)
1,100,000	Cheesecake Factory, Inc.[1]	22,133,072	23,749,000
2,668,400	Texas Roadhouse, Inc., Cl A1	31,275,410	29,966,132

		53,408,482	53,715,132

Total Consumer Discretionary		564,870,079	627,536,834

Consumer Staples (0.58%)
	Soft Drinks (0.58%)
3,500,000	Heckmann Corp.[1]	27,464,082	17,465,000

Energy (6.22%)
	Oil & Gas Equipment & Services (1.51%)
300,000	Core Laboratories N.V.[2]	23,095,109	35,436,000
500,000	PHI, Inc.[1]	12,651,948	10,350,000

		35,747,057	45,786,000

	Oil & Gas Exploration & Production (4.71%)
2,100,000	Atlas Energy, Inc.	52,756,519	63,357,000
2,000,000	Brigham Exploration Co.[1]	21,988,814	27,100,000
859,443	Concho Resources, Inc.[1]	24,277,012	38,588,991
1,000,000	GeoResources, Inc.[1,4]	10,729,143	13,660,000

		109,751,488	142,705,991

Total Energy		145,498,545	188,491,991

Financials (7.50%)
	Office REIT’s (1.58%)
950,000	SL Green Realty Corp.	23,268,870	47,728,000

	Real Estate Services (2.02%)
4,500,000	CB Richard Ellis Group, Inc., Cl A1	34,462,412	61,065,000

	Reinsurance (0.47%)
200,000	Arch Capital Group, Ltd.[1,2]	5,515,966	14,310,000

Shares		Cost	Value
Common Stocks (continued)
Financials (continued)
	Specialized Finance (1.43%)
912,000	MSCI, Inc., Cl A1	$19,063,408	$29,001,600
900,000	RiskMetrics Group, Inc.[1,5]	15,694,048	14,319,000

		34,757,456	43,320,600

	Specialized REIT’s (2.00%)
1,000,000	Digital Realty Trust, Inc.[5]	35,600,658	50,280,000
469,900	Pebblebrook Hotel Trust[1]	9,403,459	10,342,499

		45,004,117	60,622,499

Total Financials		143,008,821	227,046,099

Health Care (15.65%)
	Health Care Equipment (4.67%)
900,000	IDEXX Laboratories, Inc.[1]	29,711,915	48,096,000
175,000	Intuitive Surgical, Inc.[1]	2,537,500	53,081,000
1,325,000	Masimo Corp.[1]	30,033,725	40,306,500

		62,283,140	141,483,500

	Health Care Facilities (3.72%)
3,550,000	Brookdale Senior Living, Inc.[1]	68,396,819	64,574,500
1,525,000	Emeritus Corp.[1]	46,025,139	28,593,750
2,600,000	Skilled Healthcare Group, Inc., Cl A1	36,333,972	19,370,000

		150,755,930	112,538,250

	Health Care Services (0.21%)
130,000	HMS Holdings Corp.[1]	5,967,235	6,329,700

	Health Care Supplies (3.44%)
750,000	Gen-Probe, Inc.[1,5]	31,517,367	32,175,000
1,500,000	Immucor, Inc.[1]	16,581,987	30,360,000
1,000,000	Inverness Medical Innovations, Inc.[1]	42,391,327	41,510,000

		90,490,681	104,045,000

	Life Sciences Tools & Services (3.61%)
900,000	Covance, Inc.[1]	33,410,943	49,113,000
575,000	Mettler-Toledo International, Inc.[1]	36,666,021	60,369,250

		70,076,964	109,482,250

Total Health Care		379,573,950	473,878,700

Industrials (24.75%)
	Aerospace & Defense (5.31%)
1,150,000	AeroVironment, Inc.[1,4]	27,191,635	33,442,000
661,806	HEICO Corp., Cl A	16,288,640	23,798,544
1,350,000	Stanley, Inc.[1,4]	27,051,566	37,003,500
1,400,000	TransDigm Group, Inc.[1]	36,859,086	66,486,000

		107,390,927	160,730,044

	Construction & Engineering (2.05%)
1,200,000	AECOM Technology Corp.[1]	29,450,937	33,000,000
1,380,000	Orion Marine Group, Inc.[1,4]	20,075,057	29,062,800

		49,525,994	62,062,800

	Construction & Farm Machinery & Heavy Trucks (1.40%)
150,000	Joy Global, Inc.	3,662,936	7,738,500
850,000	Wabtec Corp.	28,351,569	34,714,000

		32,014,505	42,452,500
	Diversified Support Services (1.24%)
1,667,600	Ritchie Bros. Auctioneers, Inc.[2]	31,361,163	37,404,268

	Environmental & Facilities Services (7.58%)
860,000	Clean Harbors, Inc.[1]	46,545,262	51,264,600

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2009 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Industrials (continued)
3,450,000	Covanta Holding Corp.[1]	$52,983,673	$62,410,500
2,134,266	EnergySolutions, Inc.	27,947,889	18,119,918
350,000	Team, Inc.[1]	6,431,398	6,583,500
900,000	Tetra Tech, Inc.[1]	23,738,824	24,453,000
2,000,010	Waste Connections, Inc.[1]	54,338,658	66,680,333

		211,985,704	229,511,851

	Human Resource & Employment Services (1.33%)
850,000	Watson Wyatt Worldwide, Inc., Cl A	33,744,465	40,392,000

	Industrial Machinery (2.75%)
1,100,000	Graco, Inc.	25,662,211	31,427,000
400,000	Kaydon Corp.	17,466,686	14,304,000
132,500	Nordson Corp.	7,385,257	8,106,350
375,000	Valmont Industries, Inc.	27,726,355	29,418,750

		78,240,509	83,256,100

	Railroads (1.57%)
900,000	Genesee & Wyoming, Inc., Cl A1	23,192,198	29,376,000
1,500,000	RailAmerica, Inc.[1]	20,880,183	18,300,000

		44,072,381	47,676,000

	Research & Consulting Services (1.52%)
1,250,000	Huron Consulting Group, Inc.[1,4]	40,540,236	28,800,000
1,150,000	Mistras Group, Inc.[1]	14,669,700	17,319,000

		55,209,936	46,119,000

Total Industrials		643,545,584	749,604,563

Information Technology (10.62%)
	Application Software (1.44%)
600,000	Advent Software, Inc.[1]	16,654,198	24,438,000
650,001	Ultimate Software Group, Inc.[1]	14,157,645	19,090,529

		30,811,843	43,528,529

	Electronic Equipment & Instruments (2.23%)
1,750,000	FLIR Systems, Inc.[1]	11,668,716	57,260,000
350,000	National Instruments Corp.	9,191,861	10,307,500

		20,860,577	67,567,500

	Internet Software & Services (1.30%)
3,750,000	SkillSoft PLC, ADR[1,2]	27,648,770	39,300,000

	IT Consulting & Other Services (4.98%)
875,000	Equinix, Inc.[1,5]	55,025,037	92,881,250
2,250,000	Gartner, Inc.[1]	41,942,702	40,590,000
447,520	Telvent GIT SA2	16,513,418	17,444,330

		113,481,157	150,915,580

	Semiconductor Equipment (0.67%)
1,000,000	Rubicon Technology, Inc.[1]	13,703,720	20,310,000

Total Information Technology		206,506,067	321,621,609

Materials (1.92%)
	Construction Materials (1.08%)
1,250,000	Eagle Materials, Inc.	22,971,866	32,562,500

	Specialty Chemicals (0.84%)
1,000,000	Nalco Holding Co.	17,014,844	25,510,000

Total Materials		39,986,710	58,072,500

Telecommunication Services (5.03%)
	Wireless Telecommunication Services (5.03%)
1,350,000	American Tower Corp., Cl A1	4,769,656	58,333,500
2,750,000	SBA Communications Corp., Cl A1	26,849,042	93,940,000

Total Telecommunication Services		31,618,698	152,273,500

Shares		Cost	Value
Common Stocks (continued)
Unclassified (1.45%)
2,500,000	Liberty Acquisition Holdings Corp.[1,5]	$22,555,000	$24,175,000
2,000,000	Trian Acquisition I Corp.[1,5]	19,661,740	19,680,000

Total Unclassified		42,216,740	43,855,000

Utilities (0.39%)

	Electric Utilities (0.39%)
225,000	ITC Holdings Corp.	9,427,959	11,720,250

Total Common Stocks		2,233,717,235	2,871,566,046

Private Equity Investments (0.46%)
Consumer Discretionary (0.46%)
	Hotels, Resorts & Cruise Lines (0.46%)
3,500,000	Kerzner Intl. Holdings, Ltd., Cl A1,2,3,5	35,000,000	14,000,000

Warrants (0.00%)
Consumer Discretionary (0.00%)
	Apparel Retail (0.00%)
100,000	Casual Male Retail Group, Inc. Warrants, Exp 07/02/2010[1,3]	49,000	0

	Restaurants (0.00%)
49,743	Krispy Kreme Doughnuts, Inc. Warrants, Exp 03/02/2012[1]	0	2,984

Total Warrants		49,000	2,984

Principal Amount
Short Term Investments (4.77%)
$144,516,039	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2009, 0.00% due 01/04/2010; Proceeds at maturity – $144,516,039; (Fully collateralized by U.S. Treasury Note, 2.625% due 12/31/14; Market value – $151,745,081)	144,516,039	144,516,039

Total Investments (100.06%)		$2,413,282,274	3,030,085,069

Liabilities Less Cash and Other Assets (-0.06%)			(1,858,457)

Net Assets			$3,028,226,612

Retail Shares (Equivalent to $19.26 per share based on 150,035,240 shares outstanding)			$2,890,362,857

Institutional Shares (Equivalent to $19.29 per share based on 7,146,796 shares outstanding)			$137,863,755

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At December 31, 2009, the market value of restricted and fair valued securities amounted to $14,000,000 or 0.46% of Net Assets. None of these securities are deemed liquid. See Note 5.
[4]	See Note 6 regarding “affiliated” companies.
[5]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
ADR	American Depositary Receipt.

See Notes to Schedules of Investments.

Baron iOpportunity Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2009 (UNAUDITED)

Shares		Cost	Value
Common Stocks (91.49%)
Consumer Discretionary (13.45%)
	Advertising (1.86%)
109,500	Lamar Advertising Co., Cl A1	$3,600,721	$3,404,355

	Broadcasting (1.49%)
88,500	Discovery Communications, Inc., Cl A1	1,958,415	2,714,295

	Education Services (2.22%)
28,500	Apollo Group, Inc., Cl A1	1,741,450	1,726,530
10,900	Strayer Education, Inc.	1,981,896	2,316,141

		3,723,346	4,042,671

	Internet Retail (7.88%)
14,000	Amazon.com, Inc.[1]	561,689	1,883,280
35,100	Blue Nile, Inc.[1]	1,510,608	2,222,883
590,000	drugstore.com, Inc.[1]	1,619,266	1,823,100
70,000	Expedia, Inc.[1]	1,853,859	1,799,700
14,000	priceline.com, Inc.[1]	2,322,447	3,059,000
343,562	Vitacost.com, Inc.[1]	3,648,041	3,579,916

		11,515,910	14,367,879

Total Consumer Discretionary		20,798,392	24,529,200

Financials (8.72%)
	Investment Banking & Brokerage (1.92%)
186,000	Charles Schwab Corp.	1,939,197	3,500,520

	Specialized Finance (5.67%)
6,787	CME Group, Inc., Cl A	1,230,839	2,280,093
82,745	Interactive Brokers Group, Inc., Cl A1	1,465,550	1,466,241
116,600	MSCI, Inc., Cl A1	2,688,361	3,707,880
181,000	RiskMetrics Group, Inc.[1,4]	2,915,037	2,879,710

		8,299,787	10,333,924

	Specialized REIT’s (1.13%)
41,000	Digital Realty Trust, Inc.[4]	1,439,660	2,061,480

Total Financials		11,678,644	15,895,924

Health Care (5.49%)
	Health Care Equipment (2.30%)
5,500	Intuitive Surgical, Inc.[1]	741,040	1,668,260
83,000	Masimo Corp.[1]	2,200,441	2,524,860

		2,941,481	4,193,120

	Health Care Services (1.01%)
695,000	Clarient, Inc.[1]	2,289,612	1,841,750

	Health Care Supplies (1.33%)
58,500	Inverness Medical Innovations, Inc.[1]	1,660,567	2,428,335

	Health Care Technology (0.85%)
34,000	athenahealth, Inc.[1]	1,343,344	1,538,160

Total Health Care		8,235,004	10,001,365

Industrials (5.09%)
	Aerospace & Defense (0.96%)
60,500	AeroVironment, Inc.[1]	1,735,221	1,759,340

	Diversified Support Services (1.08%)
65,000	EnerNOC, Inc.[1]	438,443	1,975,350

	Research & Consulting Services (3.05%)
45,000	CoStar Group, Inc.[1]	1,286,985	1,879,650
67,000	IHS, Inc., Cl A1	2,843,677	3,672,270

		4,130,662	5,551,920

Total Industrials		6,304,326	9,286,610

Information Technology (45.68%)
	Application Software (11.74%)
51,000	Advent Software, Inc.[1]	1,836,679	2,077,230
78,866	ANSYS, Inc.[1]	1,878,085	3,427,516
21,500	Blackboard, Inc.[1]	773,141	975,885

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
58,500	Citrix Systems, Inc.[1]	$1,858,407	$2,434,185
38,000	Concur Technologies, Inc.[1]	726,840	1,624,500
41,000	FactSet Research Systems, Inc.	2,408,203	2,700,670
79,500	Net 1 UEPS Technologies, Inc.[1]	1,084,344	1,543,890
186,500	Nuance Communications, Inc.[1]	2,412,099	2,898,210
76,000	Solera Holdings, Inc.	1,788,663	2,736,760
60,000	SuccessFactors, Inc.[1]	961,148	994,800

		15,727,609	21,413,646

	Communications Equipment (4.74%)
252,000	Palm, Inc.[1]	2,790,121	2,530,080
94,000	QUALCOMM, Inc.	3,631,708	4,348,440
26,000	Research in Motion, Ltd.[1,2]	676,289	1,756,040

		7,098,118	8,634,560

	Computer Hardware (3.59%)
31,000	Apple, Inc.[1]	1,432,436	6,536,660

	Data Processing & Outsourced Services (0.82%)
74,000	CyberSource Corp.[1]	1,115,091	1,488,140

	Home Entertainment Software (1.68%)
275,000	Activision Blizzard, Inc.[1]	2,152,886	3,055,250

	Internet Software & Services (11.03%)
80,000	eBay, Inc.[1]	1,902,749	1,883,200
6,083	Google, Inc., Cl A1	1,434,785	3,771,338
138,000	GSI Commerce, Inc.[1]	2,157,969	3,503,820
890,000	Move, Inc.[1]	1,878,859	1,477,400
536,449	TechTarget, Inc.[1]	2,091,316	3,020,208
35,000	VistaPrint N.V.[1,2]	1,394,330	1,983,100
116,396	WebMD Health Corp., Cl A1	2,793,018	4,480,082

		13,653,026	20,119,148

	IT Consulting & Other Services (6.68%)
81,000	Equinix, Inc.[1,4]	2,752,412	8,598,150
198,644	Gartner, Inc.[1]	3,120,209	3,583,538

		5,872,621	12,181,688
	Systems Software (5.40%)
75,000	Fortinet, Inc.[1]	1,037,780	1,317,750
116,000	Microsoft Corp.	2,437,840	3,536,840
45,500	Totvs SA2	1,814,225	3,083,860
45,000	VMware, Inc., Cl A1	1,382,404	1,907,100

		6,672,249	9,845,550

Total Information Technology		53,724,036	83,274,642

Telecommunication Services (13.06%)
	Alternative Carriers (1.74%)
185,000	tw telecom, Inc.[1]	2,485,264	3,170,900

	Wireless Telecommunication Services (11.32%)
139,500	American Tower Corp., Cl A1	2,061,381	6,027,795
195,500	NII Holdings, Inc.[1]	10,099,271	6,564,890
235,500	SBA Communications Corp., Cl A1	4,401,497	8,044,680

		16,562,149	20,637,365

Total Telecommunication Services		19,047,413	23,808,265

Total Common Stocks		119,787,815	166,796,006

Warrants (0.00%)
Information Technology (0.00%)
	Internet Software & Services (0.00%)
200,000	Loudeye Corp. Warrants, Exp 12/23/2010[1,3]	0	0

See Notes to Schedules of Investments.

Baron iOpportunity Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2009 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (11.65%)
$21,248,123	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2009, 0.00% due 01/04/2010; Proceeds at maturity – $21,248,123; (Fully collateralized by U.S. Treasury Note, 1.375% due 04/15/2012; Market value – $22,310,638)	$21,248,123	$21,248,123

Total Investments (103.14%)		$141,035,938	188,044,129

Liabilities Less Cash and Other Assets (-3.14%)			(5,718,175)

Net Assets			$182,325,954

Retail Shares (Equivalent to $11.52 per share based on 14,654,595 shares outstanding)			$168,867,180

Institutional Shares (Equivalent to $11.54 per share based on 1,166,086 shares outstanding)			$13,458,774

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At December 31, 2009, the market value of restricted and fair valued securities amounted to $0 or 0.00% of Net Assets. None of these securities are deemed liquid. See Note 5.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.

See Notes to Schedules of Investments.

Baron Fifth Avenue Growth Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2009 (UNAUDITED)

Shares		Cost	Value
Common Stocks (96.69%)
Consumer Discretionary (20.45%)
	Department Stores (1.46%)
12,000	Kohl’s Corp.[1]	$528,569	$647,160

	General Merchandise Stores (3.28%)
30,000	Target Corp.	1,314,095	1,451,100

	Home Improvement Retail (2.61%)
40,000	Home Depot, Inc.	1,350,553	1,157,200

	Homebuilding (4.87%)
73,000	Pulte Homes, Inc.[1]	755,382	730,000
76,000	Toll Brothers, Inc.[1]	1,447,662	1,429,560

		2,203,044	2,159,560

	Hotels, Resorts & Cruise Lines (2.22%)
33,000	Hyatt Hotels Corp., Cl A1	905,209	983,730

	Internet Retail (1.22%)
4,000	Amazon.com, Inc.[1]	327,477	538,080

	Restaurants (3.24%)
23,000	McDonald’s Corp.	1,372,493	1,436,120

	Specialty Stores (1.55%)
16,000	Tiffany & Co.	483,291	688,000

Total Consumer Discretionary		8,484,731	9,060,950

Consumer Staples (4.50%)
	Distillers & Vintners (1.56%)
10,000	Diageo plc, ADR[2]	659,523	694,100

	Hypermarkets & Super Centers (2.94%)
22,000	Costco Wholesale Corp.	1,112,606	1,301,740

Total Consumer Staples		1,772,129	1,995,840

Energy (12.43%)
	Integrated Oil & Gas (1.84%)
10,000	Occidental Petroleum Corp.	779,339	813,500

	Oil & Gas Drilling (5.47%)
12,000	Diamond Offshore Drilling, Inc.	812,364	1,181,040
15,000	Transocean, Ltd.[1,2]	1,028,400	1,242,000

		1,840,764	2,423,040

	Oil & Gas Exploration & Production (5.12%)
10,000	Devon Energy Corp.	588,204	735,000
33,000	XTO Energy, Inc.	1,444,390	1,535,490

		2,032,594	2,270,490

Total Energy		4,652,697	5,507,030

Financials (16.75%)
	Consumer Finance (2.93%)
32,000	American Express Co.	1,183,335	1,296,640

	Diversified Banks (2.13%)
35,000	Wells Fargo & Company	1,033,405	944,650

	Investment Banking & Brokerage (3.96%)
26,000	Charles Schwab Corp.	235,053	489,320
7,500	Goldman Sachs Group, Inc.	1,123,378	1,266,300

		1,358,431	1,755,620

	Other Diversified Financial Services (2.91%)
31,000	JPMorgan Chase & Co.	1,014,198	1,291,770

	Property & Casualty Insurance (1.57%)
7	Berkshire Hathaway, Inc., Cl A1	607,990	694,400

	Real Estate Services (1.47%)
48,000	CB Richard Ellis Group, Inc., Cl A1	563,811	651,360

	Reinsurance (1.78%)
11,000	Arch Capital Group, Ltd.[1,2]	744,098	787,050

Total Financials		6,505,268	7,421,490

Health Care (1.08%)
	Life Sciences Tools & Services (1.08%)
10,000	Thermo Fisher Scientific, Inc.[1]	557,624	476,900
Industrials (12.27%)
	Air Freight & Logistics (3.02%)
16,000	FedEx Corp.	1,358,371	1,335,200

	Environmental & Facilities Services (3.00%)
47,000	Republic Services, Inc.	1,036,351	1,330,570

Shares		Cost	Value
Common Stocks (continued)
Industrials (continued)
	Railroads (3.34%)
15,000	Burlington Northern Santa Fe Corp.	$982,919	$1,479,300

	Trading Companies & Distributors (2.91%)
31,000	Fastenal Co.	1,154,346	1,290,840

Total Industrials		4,531,987	5,435,910

Information Technology (17.70%)
	Application Software (1.13%)
12,000	Citrix Systems, Inc.[1]	484,876	499,320

	Communications Equipment (3.94%)
26,000	QUALCOMM, Inc.	1,222,067	1,202,760
8,000	Research in Motion, Ltd.[1,2]	503,865	540,320

		1,725,932	1,743,080

	Computer Hardware (3.14%)
6,600	Apple, Inc.[1]	270,583	1,391,676

	Internet Software & Services (3.22%)
2,300	Google, Inc., Cl A1	401,128	1,425,954

	IT Consulting & Other Services (3.59%)
15,000	Equinix, Inc.[1,3]	1,120,088	1,592,250

	Systems Software (2.68%)
39,000	Microsoft Corp.	829,163	1,189,110

Total Information Technology		4,831,770	7,841,390

Materials (3.77%)
	Fertilizers & Agricultural Chemicals (2.77%)
15,000	Monsanto Co.	1,130,109	1,226,250

	Specialty Chemicals (1.00%)
10,000	Ecolab, Inc.	433,743	445,800

Total Materials		1,563,852	1,672,050

Telecommunication Services (7.74%)
	Wireless Telecommunication Services (7.74%)
14,000	America Movil S.A.B. de C.V., Series L ADR[2]	834,053	657,720
40,000	American Tower Corp., Cl A1	713,867	1,728,400
31,000	NII Holdings, Inc.[1]	937,576	1,040,980

Total Telecommunication Services		2,485,496	3,427,100

Total Common Stocks		35,385,554	42,838,660

Principal Amount
Short Term Investments (2.85%)
$1,262,905	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2009, 0.00% due 01/04/2010; Proceeds at maturity – $1,262,905; (Fully collateralized by U.S. Treasury Note, 1.375% due 04/15/2012; Market value – $1,328,313)	1,262,905	1,262,905

Total Investments (99.54%)		$36,648,459	44,101,565

Cash and Other Assets Less Liabilities (0.46%)			205,669

Net Assets			$44,307,234

Retail Shares (Equivalent to $9.15 per share based on 3,714,616 shares outstanding)			$34,005,717

Institutional Shares (Equivalent to $9.17 per share based on 1,123,739 shares outstanding)			$10,301,517

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
ADR	American Depositary Receipt.

See Notes to Schedules of Investments.

Baron Investment Funds Trust	December 31, 2009

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)

1. Organization

Baron Investment Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Massachusetts business trust on February 19, 1987. The Trust currently offers five series (individually a “Fund” and collectively the “Funds”): Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron iOpportunity Fund and Baron Fifth Avenue Growth Fund. Prior to October 22, 2004, the name of the Trust was Baron Asset Fund.

Each Fund offers two classes of shares, Retail Shares and Institutional Shares, which differ only in their ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for accounts in the amount of $1 million or more and are intended for certain financial intermediaries that offer shares through fee based platforms, retirement platforms or other platforms. Each class of shares has equal rights to earnings and assets except that each class bears different expenses for distribution and shareholder servicing. Investment income, realized and unrealized gains or losses on investment and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

2. Significant Accounting Policies

a) Security Valuation. Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. Where market quotations are not readily available, or, if in the Adviser’s judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the securities will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior executives and the Committee reports to the Board every quarter. Factors the Committee considers when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Debt instruments will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. Money market instruments held by the Funds with a remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

Non-U.S. equity securities are valued on the basis of their most recent closing market prices and translated into U.S. dollars at 4 p.m. E.T., except under the circumstances described below. Most foreign markets close before 4 p.m. E.T. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. E.T. If the Adviser determines that developments between the close of the foreign market and 4 p.m. E.T. will, in its judgment, materially affect the value of some or all of the Funds’ securities, the Adviser will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. E.T. In deciding whether to make these adjustments, the Adviser reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent non-U.S. securities and baskets of non-U.S. securities. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. The Adviser uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The Adviser cannot predict how often it will use closing prices or how often it will adjust those prices. As a means of evaluating its fair value process, the Adviser routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices. Other mutual funds may adjust the prices of their securities by different amounts.

b) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short-term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 105% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

Baron Investment Funds Trust	December 31, 2009

3. Fair Value Measurements

Fair value is defined by generally accepted accounting principles (“GAAP”) in the United States as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, for non-U.S. securities that may be fair valued, repurchase agreements, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. For example, non-U.S. securities, whose markets close hours before the Funds value their holdings, may require revised valuations due to significant movement in the U.S. markets since these values are not obtained from quoted prices in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of December 31, 2009 in valuing the Funds’ investments carried at fair value:

Baron Asset Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$2,711,002,620	$—	$—	$2,711,002,620
Private Equity Investments†	—	—	37,600,011	37,600,011
Short Term Investments	—	45,304,851	—	45,304,851

Total Investments	$2,711,002,620	$45,304,851	$37,600,011	$2,793,907,482

†	See Schedule of Investments for additional detailed categorizations.

Baron Investment Funds Trust	December 31, 2009

Baron Growth Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$1,434,809,855	$54,916,846	$—	$1,489,726,701
Consumer Staples	327,473,646	—	—	327,473,646
Energy	613,240,633	—	—	613,240,633
Financials	579,710,379	—	—	579,710,379
Health Care	911,520,150	—	—	911,520,150
Industrials	606,567,269	—	—	606,567,269
Information Technology	537,801,248	—	—	537,801,248
Telecommunication Services	60,292,912	—	—	60,292,912
Utilities	117,202,500	—	—	117,202,500

Total Common Stocks	5,188,618,592	54,916,846	—	5,243,535,438

Private Equity Investments†	—	—	35,255,000	35,255,000
Warrants	4,974	—	—	4,974
Convertible Bonds	—	4,156,375	—	4,156,375
Corporate Bonds	—	24,032,610	—	24,032,610
Short Term Investments	—	215,801,320	—	215,801,320

Total Investments	$5,188,623,566	$298,907,151	$35,255,000	$5,522,785,717

Baron Small Cap Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$2,871,566,046	$—	$—	$2,871,566,046
Private Equity Investments†	—	—	14,000,000	14,000,000
Warrants	2,984	0	—	2,984
Short Term Investments	—	144,516,039	—	144,516,039

Total Investments	$2,871,569,030	$144,516,039	$14,000,000	$3,030,085,069

†	See Schedule of Investments for additional detailed categorizations.

Baron Investment Funds Trust	December 31, 2009

Baron iOpportunity Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$24,529,200	$—	$—	$24,529,200
Financials	15,895,924	—	—	15,895,924
Health Care	10,001,365	—	—	10,001,365
Industrials	9,286,610	—	—	9,286,610
Information Technology	80,190,782	3,083,860	—	83,274,642
Telecommunication Services	23,808,265	—	—	23,808,265

Total Common Stocks	163,712,146	3,083,860	—	166,796,006

Warrants	—	0	—	0
Short Term Investments	—	21,248,123	—	21,248,123

Total Investments	$163,712,146	$24,331,983	$—	$188,044,129

Baron Fifth Avenue Growth Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$42,838,660	$—	$—	$42,838,660
Short Term Investments	—	1,262,905	—	1,262,905

Total Investments	$42,838,660	$1,262,905	$—	$44,101,565

†	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Baron Asset Fund

Investments in Securities	Balance as of September 30, 2009	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers In (Out)	Balance as of December 31, 2009	Net Change in Unrealized Appreciation (Depreciation) from Investments still held at December 31, 2009
Private Equity Investments
Consumer Discretionary	$20,800,000	$—	$—	$—	$—	$—	$20,800,000	$—
Financials	11,200,007	—	—	5,600,004	—	—	16,800,011	5,600,004

Total	$32,000,007	$—	$—	$5,600,004	$—	$—	$37,600,011	$5,600,004

Baron Investment Funds Trust	December 31, 2009

Baron Growth Fund

Investments in Securities	Balance as of September 30, 2009	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers In (Out)	Balance as of December 31, 2009	Net Change in Unrealized Appreciation (Depreciation) from Investments still held at December 31, 2009
Private Equity Investments
Consumer Discretionary	$29,600,000	$—	$—	$—	$—	$—	$29,600,000	$—
Financials	3,770,000	—	—	1,885,000	—	—	5,655,000	1,885,000

Total	$33,370,000	$—	$—	$1,885,000	$—	$—	$35,255,000	$1,885,000

Baron Small Cap Fund
Investments in Securities	Balance as of September 30, 2009	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers In (Out)	Balance as of December 31, 2009	Net Change in Unrealized Appreciation (Depreciation) from Investments still held at December 31, 2009
Private Equity Investments
Consumer Discretionary	$14,000,000	$—	$—	$—	$—	$—	$14,000,000	$—

4. Cost of Investments for Income Tax Purposes

As of December 31, 2009, the components of net assets on a tax basis were substantially as follows:

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron iOpportunity Fund	Baron Fifth Avenue Growth Fund
Cost of investments	$1,988,226,135	$3,792,781,356	$2,413,282,274	$141,035,938	$36,648,459

Unrealized appreciation	959,134,623	1,860,175,563	809,510,530	52,040,380	8,078,233
Unrealized depreciation	(153,453,276)	(130,171,202)	(192,707,735)	(5,032,189)	(625,127)

Net unrealized appreciation	$805,681,347	$1,730,004,361	$616,802,795	$47,008,191	$7,453,106

5. Restricted Securities

At December 31, 2009, investments in securities included securities that are restricted and illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At December 31, 2009, the Funds held investments in restricted and illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

Baron Asset Fund

Name of Issuer	Acquisition Date(s)	Value
Private Equity Investments
Apollo International, Inc. S-A Conv. Pfd.	07/21/99-10/03/02	$0
Kerzner Intl. Holdings, Ltd., Cl A	09/27/06	20,800,000
Windy City Investments Holdings LLC	11/13/07	16,800,011

Total Restricted Securities:		$37,600,011

(Cost $84,760,716) (1.35% of Net Assets)

Baron Investment Funds Trust	December 31, 2009

Baron Growth Fund

Name of Issuer	Acquisition Date(s)	Value
Private Equity Investments
Kerzner Intl. Holdings, Ltd., Cl A	09/27/06	$29,600,000
Windy City Investments Holdings LLC	11/13/07	5,655,000

Total Restricted Securities:		$35,255,000

(Cost $81,748,686) (0.64% of Net Assets)

Baron Small Cap Fund

Name of Issuer	Acquisition Date(s)	Value
Private Equity Investments
Kerzner Intl. Holdings, Ltd., Cl A	09/27/06	$14,000,000
Warrants
Casual Male Retail Group, Inc.
Warrants, Exp 07/02/2010	07/03/03	0

Total Restricted Securities:		$14,000,000

(Cost $35,049,000) (0.46% of Net Assets)

Baron iOpportunity Fund
Name of Issuer	Acquisition Date(s)	Value
Warrants
Loudeye Corp.
Warrants, Exp 12/23/2010	12/22/04	$0

Total Restricted Securities:		$0

(Cost $0) (0.00% of Net Assets)

6. Transactions in “Affiliated” Companies1

Baron Asset Fund

Name of Issuer	Balance of Shares Held on September 30, 2009	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held on December 31, 2009	Value December 31, 2009
Apollo International, Inc. S-A Conv. Pfd.	105,264	—	—	105,264	$—
Vail Resorts, Inc.	2,236,741	—	189,330	2,047,411	77,392,136

Total investments in “affiliated” companies (2.77% of Net Assets)					$77,392,136

Baron Growth Fund

Name of Issuer	Balance of Shares Held on September 30, 2009	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held on December 31, 2009	Value December 31, 2009
AMERIGROUP Corp.	2,625,000	—	—	2,625,000	$70,770,000
Blue Nile, Inc.	800,000	—	—	800,000	50,664,000
Choice Hotels Intl, Inc.	3,000,000	—	—	3,000,000	94,980,000
DeVry, Inc.	3,650,000	—	—	3,650,000	207,064,500
Encore Acquisition Co.	2,800,000	—	—	2,800,000	134,456,000
Peet’s Coffee & Tea, Inc.	700,000	100,000	—	800,000	26,664,000
SEACOR Holdings, Inc.	1,100,000	—	—	1,100,000	83,875,000
Strayer Education, Inc.[2]	700,000	—	—	700,000	—
Vail Resorts, Inc.	1,900,000	—	—	1,900,000	71,820,000

Total investments in “affiliated” companies (13.41% of Net Assets)					$740,293,500

Baron Investment Funds Trust	December 31, 2009

Baron Small Cap Fund

Name of Issuer	Balance of Shares Held on September 30, 2009	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held on December 31, 2009	Value December 31, 2009
AeroVironment, Inc.	1,000,000	150,000	—	1,150,000	$33,442,000
GeoResources, Inc.	0	1,000,000	—	1,000,000	13,660,000
Great Wolf Resorts, Inc.	3,060,000	—	—	3,060,000	7,252,200
Huron Consulting Group, Inc.	1,250,000	—	—	1,250,000	28,800,000
Iconix Brand Group, Inc.	3,750,000	—	—	3,750,000	47,437,500
National CineMedia, Inc.	2,400,000	—	—	2,400,000	39,768,000
Orion Marine Group, Inc.	1,100,000	280,000	—	1,380,000	29,062,800
Rubicon Technology, Inc.[2]	1,915,995	—	915,995	1,000,000	—
Stanley, Inc.	1,350,000	—	—	1,350,000	37,003,500

Total investments in “affiliated” companies (7.81% of Net Assets)					$236,426,000

[1]

An “affiliated” Company, as defined in the 1940 Act, is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the three months ended December 31, 2009.

[2]	As of December 31, 2009, no longer an affiliated company.

For additional information regarding the Funds’ other significant accounting policies, please refer to the Funds’ most recent Annual or Semi-Annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov.

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

1.	The certifications of the registrant as required by Rule 30a-2(a) under the 1940 Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Baron Investment Funds Trust

By:	/s/ RONALD BARON
Ronald Baron
Chief Executive Officer

Date: February 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ RONALD BARON
Ronald Baron
Chief Executive Officer

By:	/s/ PEGGY WONG
Peggy Wong
Treasurer and Chief Financial Officer

Date: February 22, 2010